FIXED ASSETS (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets	Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, which range from three to seven years:

Classification	Life
Machinery and equipment	3-7 years
Automobiles	5 years
Computer and office equipment	5 years
Website development costs	3 years
Fixed assets consist of the following at March 31, 2024 and December 31, 2023, in thousands:

	March 31, 2024	December 31, 2023
Machine and equipment	$191	$191
Automobiles	102	102
Website development costs	290	290
Computer and office equipment	9	11
Software development costs	493	437
	1,085	1,031
Less accumulated depreciation	(248)	(185)
	$837	$846
Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, which range from three to seven years:

Classification	Life
Machinery and equipment	3-7 years
Automobiles	5 years
Computer and office equipment	5 years
Website development costs	3 years
Fixed assets consist of the following at December 31, 2023 and 2022, in thousand:

	December 31, 2023	December 31, 2022
Machine and equipment	$ 191	$173
Automobiles	102	63
Website development costs	290	49
Computer and office equipment	11	8
Software development costs	437	114
	1,031	407
Less accumulated depreciation	(185)	(59)
	$846	$348